Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks	£ 177,757	£ 124,489
Trading assets	59,158	68,990
Derivatives	106,139	166,523
Settlement balances	2,141	2,297
Loans to banks - amortised cost	7,682	6,955
Loans to customers - amortised cost	358,990	360,544
Securities subject to repurchase agreements	11,746	11,542
Other financial assets excluding securities subject to repurchase agreements	34,399	43,606
Other financial assets	46,145	55,148
Intangible assets	6,723	6,655
Other assets	8,242	7,890
Assets of disposal groups	9,015
Total assets	781,992	799,491
Liabilities
Bank deposits	26,279	20,606
Customer deposits	479,810	431,739
Settlement balances	2,068	5,545
Trading liabilities	64,598	72,256
Derivatives	100,835	160,705
Other financial liabilities	49,326	45,811
Subordinated liabilities	8,429	9,962
Notes in circulation	3,047	2,655
Other liabilities	5,797	6,388
Total liabilities	740,189	755,667
Equity
Ordinary shareholders' interests	37,412	38,367
Other owners' interests	4,384	5,493
Owners' equity	41,796	43,860
Non-controlling interests	7	(36)
Total equity	41,803	43,824
Total liabilities and equity	£ 781,992	£ 799,491